Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Communication Services Portfolio

September 30, 2020

VTELP-QTLY-1120
1.856920.113

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Communications Equipment - 0.6%
Communications Equipment - 0.6%
EchoStar Holding Corp. Class A (a)	24,000	$597,360
Diversified Telecommunication Services - 8.4%
Alternative Carriers - 6.4%
GCI Liberty, Inc. (a)	19,282	1,580,353
Liberty Global PLC Class C (a)	177,200	3,638,802
Liberty Latin America Ltd. Class C (a)	34,690	282,377
Vonage Holdings Corp. (a)	39,500	404,085
		5,905,617
Integrated Telecommunication Services - 2.0%
Verizon Communications, Inc.	30,600	1,820,394

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		7,726,011

Entertainment - 21.3%
Interactive Home Entertainment - 10.8%
Activision Blizzard, Inc.	51,200	4,144,640
DouYu International Holdings Ltd. ADR (a)	20,474	270,462
Electronic Arts, Inc. (a)	18,600	2,425,626
Sea Ltd. ADR (a)	3,100	477,524
Take-Two Interactive Software, Inc. (a)	12,600	2,081,772
Zynga, Inc. (a)	67,000	611,040
		10,011,064
Movies & Entertainment - 10.5%
Lions Gate Entertainment Corp.:
Class A (a)(b)	4,300	40,764
Class B (a)	40,800	355,776
Netflix, Inc. (a)	8,510	4,255,255
Spotify Technology SA (a)	1,000	242,570
The Walt Disney Co.	32,523	4,035,454
Warner Music Group Corp. Class A	13,408	385,346
World Wrestling Entertainment, Inc. Class A	10,000	404,700
		9,719,865

TOTAL ENTERTAINMENT		19,730,929

Health Care Equipment & Supplies - 1.1%
Health Care Supplies - 1.1%
Hoya Corp.	8,900	1,004,955
Interactive Media & Services - 44.4%
Interactive Media & Services - 44.4%
Alphabet, Inc. Class A (a)	13,690	20,064,063
ANGI Homeservices, Inc. Class A (a)	66,899	742,244
Facebook, Inc. Class A (a)	67,200	17,599,680
InterActiveCorp (a)	1,900	227,582
Match Group, Inc. (a)	14,999	1,659,639
Zillow Group, Inc. Class A (a)	7,400	751,396
		41,044,604
Media - 13.6%
Advertising - 0.0%
S4 Capital PLC (a)	8,000	40,569
Broadcasting - 4.1%
Liberty Media Corp.:
Liberty Media Class A (a)	23,500	787,485
Liberty SiriusXM Series A (a)	28,800	955,296
Liberty SiriusXM Series C (a)	2,451	81,079
Nexstar Broadcasting Group, Inc. Class A	5,700	512,601
Sinclair Broadcast Group, Inc. Class A (b)	1,700	32,691
ViacomCBS, Inc. Class B	51,500	1,442,515
		3,811,667
Cable & Satellite - 9.5%
Altice U.S.A., Inc. Class A (a)	17,200	447,200
Comcast Corp. Class A	76,400	3,534,264
DISH Network Corp. Class A (a)	16,054	466,048
Liberty Broadband Corp. Class A (a)	30,300	4,296,843
		8,744,355

TOTAL MEDIA		12,596,591

Road & Rail - 2.0%
Trucking - 2.0%
Lyft, Inc. (a)	65,800	1,812,790
Software - 0.6%
Application Software - 0.6%
Digital Turbine, Inc. (a)	15,700	514,018
Wireless Telecommunication Services - 7.4%
Wireless Telecommunication Services - 7.4%
Millicom International Cellular SA	32,800	993,184
T-Mobile U.S., Inc.	51,071	5,840,480
		6,833,664
TOTAL COMMON STOCKS
(Cost $69,665,459)		91,860,922

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.10% (c)	381,464	381,541
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	55,875	55,880
TOTAL MONEY MARKET FUNDS
(Cost $437,421)		437,421
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $70,102,880)		92,298,343
NET OTHER ASSETS (LIABILITIES) - 0.1%		115,201
NET ASSETS - 100%		$92,413,544

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,281
Fidelity Securities Lending Cash Central Fund	30,790
Total	$33,071

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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